SUBSEQUENT EVENTS - Schedule of Issuance of Financial Statements Long-Term Borrowings (Details)	6 Months Ended
Jun. 30, 2026 CNY (¥)
Minsheng Bank [Member]
SUBSEQUENT EVENTS - Schedule of Issuance of Financial Statements Long-Term Borrowings (Details) [Line Items]
Long term borrowings amount	¥ 2,120,000
Issuance Date	Jul. 30, 2026
Expiration Date	Jul. 30, 2033
Annual interest rate	2.77%
Minsheng Bank One [Member]
SUBSEQUENT EVENTS - Schedule of Issuance of Financial Statements Long-Term Borrowings (Details) [Line Items]
Long term borrowings amount	¥ 1,280,000
Issuance Date	Sep. 02, 2026
Expiration Date	Sep. 02, 2033
Annual interest rate	2.77%
Minsheng Bank Two [Member]
SUBSEQUENT EVENTS - Schedule of Issuance of Financial Statements Long-Term Borrowings (Details) [Line Items]
Long term borrowings amount	¥ 2,950,000
Issuance Date	Sep. 16, 2026
Expiration Date	Sep. 16, 2033
Annual interest rate	2.77%
Minsheng Bank Three [Member]
SUBSEQUENT EVENTS - Schedule of Issuance of Financial Statements Long-Term Borrowings (Details) [Line Items]
Long term borrowings amount	¥ 2,050,000
Issuance Date	Sep. 20, 2026
Expiration Date	Sep. 20, 2033
Annual interest rate	2.77%
Minsheng Bank Four [Member]
SUBSEQUENT EVENTS - Schedule of Issuance of Financial Statements Long-Term Borrowings (Details) [Line Items]
Long term borrowings amount	¥ 4,370,000
Issuance Date	Sep. 28, 2026
Expiration Date	Sep. 28, 2033
Annual interest rate	2.77%
Huaxia Bank [Member]
SUBSEQUENT EVENTS - Schedule of Issuance of Financial Statements Long-Term Borrowings (Details) [Line Items]
Long term borrowings amount	¥ 10,000,000
Issuance Date	Sep. 20, 2026
Expiration Date	Sep. 20, 2027
Annual interest rate	2.85%
Huaxia Bank One [Member]
SUBSEQUENT EVENTS - Schedule of Issuance of Financial Statements Long-Term Borrowings (Details) [Line Items]
Long term borrowings amount	¥ 20,000,000
Issuance Date	Sep. 20, 2026
Expiration Date	Sep. 20, 2027
Annual interest rate	2.65%
Industrial and Commercial Bank of China [Member]
SUBSEQUENT EVENTS - Schedule of Issuance of Financial Statements Long-Term Borrowings (Details) [Line Items]
Long term borrowings amount	¥ 8,000,000
Issuance Date	Sep. 20, 2026
Expiration Date	Sep. 20, 2027
Annual interest rate	2.31%
Industrial and Commercial Bank of China One [Member]
SUBSEQUENT EVENTS - Schedule of Issuance of Financial Statements Long-Term Borrowings (Details) [Line Items]
Long term borrowings amount	¥ 2,000,000
Issuance Date	Sep. 20, 2026
Expiration Date	Sep. 20, 2027
Annual interest rate	2.31%
Bank of Communications [Member]
SUBSEQUENT EVENTS - Schedule of Issuance of Financial Statements Long-Term Borrowings (Details) [Line Items]
Long term borrowings amount	¥ 18,000,000
Issuance Date	Jul. 30, 2026
Expiration Date	Jul. 30, 2027
Annual interest rate	2.605%
Bank of Communications One [Member]
SUBSEQUENT EVENTS - Schedule of Issuance of Financial Statements Long-Term Borrowings (Details) [Line Items]
Long term borrowings amount	¥ 12,000,000
Issuance Date	Aug. 06, 2026
Expiration Date	Aug. 06, 2027
Annual interest rate	2.605%
Long Term Borrowings [Member]
SUBSEQUENT EVENTS - Schedule of Issuance of Financial Statements Long-Term Borrowings (Details) [Line Items]
Long term borrowings amount	¥ 82,770,000